SHARE OPTION PLAN (Details) (Stock Options [Member], USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)	5 years
Unrecognized compensation costs related to non-vested options granted	$ 0.1	$ 0.3
Average remaining vesting periods	7 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	3 years